SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

NOTE 36 – SUBSEQUENT EVENTS

Concesionario Sencia S.A.S.

On January 6, 2026, Corficolombiana S.A., through Corfiinvest S.A.S. (an investment vehicle), entered into an agreement to acquire 51% of the shares of Sencia S.A.S. (“Sencia”) for Ps. 85,949. Sencia is the concessionaire of the Public Private Partnership for the renovation, construction, operation, and maintenance of the sports complex at the “El Campín” Stadium, one of the country’s most significant urban and entertainment infrastructure projects. The concession has an estimated term of 29 years, an approximate investment of Ps. 2,407,343, and a construction period of approximately 4.5 years.

The acquisition was completed on January 15, 2026, once the conditions established in the referred agreement had been fulfilled - obtained control of Sencia, whereby Corfiinvest came to hold 51% of the share capital and thus obtained control of Sencia.

As of the date of issuance of these consolidated financial statements, the purchase price allocation is preliminary. The Company is evaluating the fair values of the identifiable assets and liabilities assumed, including intangible assets related to the concession and any resulting goodwill.

The accounting will be finalized within the measurement period established by IFRS 3 (up to one year from the acquisition date), during which the provisional amounts may be revised to reflect information about conditions existing at that date.

The preliminary values related to the acquisition process are detailed below:

		At December 31,
		2025
Total assets	Ps.	104,211
Total liabilities		(13,156)
Net of assets acquired and liabilities assumed from Sencia	Ps.	91,055

Percentage acquired		51%
Book value of the percentage acquired	Ps.	46,438
Payment amount	Ps.	85,949

Aval Fiduciaria

On September 23, 2025, through Resolution 1777 of 2025, the Colombian Superintendency of Finance approved the partial spin-off of Fiduciaria Occidente S.A., Fiduciaria Popular S.A., and Fiduciaria Bogotá S.A., in favor of Aval Fiduciaria S.A.

The transaction involves the transfer of all fiduciary activities—comprising assets, liabilities, contracts, and other associated operational elements—as well as the contractual position of the fiduciary businesses, in order to integrate them into a unified corporate model.

The General Shareholders’ Meeting of the companies involved ratified the spin‑off, which was formally completed on January 1, 2026, through public deeds No. 2625 and No. 2647. As a result, control of the assets, liabilities, and businesses subject to the spin‑off was recognized as of the date on which those deeds became effective.

As part of the consideration agreed in the corporate reorganization process, Aval Fiduciaria will issue ordinary shares for an estimated amount of Ps. 91,085. As a result, Grupo Aval’s direct and indirect ownership interest in Aval Fiduciaria decreased from 98.47% to 77.25%.

Wealth tax 2026

In the context of the State of Economic, Social and Ecological Emergency declared through Legislative Decree No. 0150 of February 11, 2026, the Colombian National Government enacted Legislative Decree No. 0173 of February 24, 2026, which introduced temporary tax measures related to the wealth tax, aimed at financing extraordinary expenditures of the General Budget of the Nation arising from such emergency. Pursuant to this decree, an exceptional wealth tax was established for a single fiscal year (fiscal year 2026), applicable to legal entities. This measure temporarily expands the scope of taxpayers subject to the net wealth tax, as regulated in the Colombian Tax Code. The taxable event is the holding of net assets with a value equal to or greater than 200,000 Tax Value Units (UVT) as of March 1, 2026, applicable to Colombian entities subject to corporate income tax. The established tax rate is 1.6% for financial and extractive entities and 0.5% for all other entities. The tax is non-recurring and applies exclusively to the 2026 fiscal year. The estimated tax liability for Grupo Aval and its subsidiaries is Ps. 312,801.

Multi Financial Group Inc.

On March 18, 2026, Banco de Bogotá S.A. after obtaining the required regulatory authorizations and fulfilling the agreed precedent conditions, the transaction related to the purchase and sale of 99.569068% of the shares of Multi Financial Group Inc. between BAC International Corporation (BIC), as buyer, and Multi Financial Holding, Inc., as seller, had been completed. The transaction price was set at U.S.$ 464 million (Ps. 1,719,674).

General Meeting of Shareholders

The General Meeting of Shareholders that took place on March 27, 2026, approved the following:

Net income for period ended December 31, 2025 included in the unconsolidated financial statements of Grupo Aval	Ps.	1,735,360
Occasional reserve release at the disposal of the General Meeting of Shareholders	Ps.	7,711,039
Total Income available for disposal of the General Meeting of Shareholders	Ps.	9,446,399
Dividends

To distribute a cash profit of Ps. 2.65 per share per month during the months of April 2026 to March 2027, both months included over 23,743,475,754 shares subscribed and paid as of the date of this meeting.

Total dividends declared	Ps.	755,043
Total shares outstanding		23,743,475,754

To Occasional reserve at the disposal of General Meeting of Shareholders	Ps.	8,691,356